OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
OTHER INTANGIBLE ASSETS

NOTE 11 — OTHER INTANGIBLE ASSETS

As of December 31, 2021 and 2022, other intangible assets, net consist of the following:

	Software	Backlog Contracts	Brand name	Patents	Trademarks	Customer relationships	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2021
As of January 1, 2021, net of accumulated amortization and impairment	2,185	-	-	248,715	220,448	159,228	630,576
Additions	943	-	-	-	-	-	943
Amortization	(1,588)	-	-	(19,100)	(16,448)	(18,801)	(55,937)
Exchange difference	45	-	-	7,002	6,214	4,380	17,641
As of December 31, 2021, net of accumulated amortization and impairment	1,585	-	-	236,617	210,214	144,807	593,223

As of December 31, 2021:
Cost	18,265	18,052	6,893	282,693	250,586	190,952	767,441
Accumulated amortization	(16,606)	(2,795)	(1,596)	(46,076)	(40,372)	(46,145)	(153,590)
Accumulated impairment	(74)	(15,257)	(5,297)	-	-	-	(20,628)
Net carrying amount (HK$”000)	1,585	-	-	236,617	210,214	144,807	593,223

	Software	Backlog Contracts	Brand name	Patents	Trademarks	Customer relationships	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2022
As of January 1, 2022, net of accumulated amortization and impairment	1,585	-	-	236,617	210,214	144,807	593,223
Additions	393	-	-	-	-	-	393
Amortization	(1,233)	-	-	(17,892)	(15,895)	(18,168)	(53,188)
Exchange difference	(83)	-	-	(19,369)	(17,209)	(11,582)	(48,243)
As of December 31, 2022, net of accumulated amortization and impairment	662	-	-	199,356	177,110	115,057	492,185

As of December 31, 2022:
Cost	17,397	18,052	6,893	258,738	229,351	174,771	705,202
Accumulated amortization	(16,668)	(2,795)	(1,596)	(59,382)	(52,241)	(59,714)	(192,396)
Accumulated impairment	(67)	(15,257)	(5,297)	-	-	-	(20,621)
Net carrying amount (HK$’000)	662	-	-	199,356	177,110	115,057	492,185

Net carrying amount (US$’000)	85	-	-	25,559	22,706	14,751	63,101

Backlog contracts and brand name Patents, trademarks and customer relationships acquired through business combination are mainly related to the Graphene Products Business.

For the years ended December 31, 2020, 2021 and 2022, amortization expenses amounted to HK$53,171,000, HK$55,937,000 and HK$53,188,000 (approximately US$6,819,000), respectively.

The estimated amortization is as follows:

	Estimated amortization expense	Estimated amortization expense
	HK$’000	US$’000
Twelve Months Ending December 31,
2023	50,671	6,496
2024	50,023	6,413
2025	50,016	6,412
2026	50,016	6,412
2027	50,016	6,412
Thereafter	241,443	30,956
Total	492,185	63,101

Impairment loss on other intangible assets allocated to Catering Business

For the years ended December 31, 2020, 2021 and 2022, the management performed an impairment test at the backlog contracts and brand names associated with the Group’s catering business due to the continued under performance relative to the projected operating. The management measured impairment by comparing the carrying amount of the backlog contracts and brand names to the undiscounted future cash flows that the backlog contracts and brand names are expected to result from the use of the assets. The sum of the expected undiscounted cash flows is less than the carrying amount of the backlog contracts and brand names. As a result, the Group recognized an impairment loss equal to the difference between the carrying amount and fair value of these assets.

For the years ended December 2020, 2021 and 2022, the Group recognized impairment loss of backlog contracts of HK$15,257,000, $nil and $nil, respectively, and brand names of HK$4,789,000, $nil and $nil, respectively

Impairment test on other intangible assets allocated to Graphene Products Business

During the years ended December 31, 2020, 2021 and 2022, the management reviewed from impairment and evaluated that the patents, trademarks and customer relationships associated with the Group’s Graphene Products Business. The management measured impairment by comparing the carrying amount of the patents, trademarks and customer relationships to the undiscounted future cash flows that the patents, trademarks and customer relationships are expected to result from the use of the assets. The sum of the expected future undiscounted cash flows exceeded the carrying amount of the patents, trademarks and customer relationships. As a result, no impairment loss was recognized for these assets for the years ended December 31, 2020, 2021 and 2022.